Assets Pledged and Received as Collateral - Carrying Amounts of Assets Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	¥ 39,620,929	¥ 35,058,156
Cash and deposits with banks [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	201,859	15,505
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	2,333,497	1,965,059
Debt instruments at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	22,300	22,300
Debt instruments at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	22,873,692	20,477,063
Equity instruments at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	5,334	4,136
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	11,223,871	10,268,344
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	¥ 2,960,376	¥ 2,305,749